Consolidated Statements of Cash Flows (Parenthetical) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents reported in Cash and cash equivalents	¥ 4,827,144	¥ 4,105,049
Restricted cash and restricted cash equivalents reported in Deposits with stock exchanges and other segregated cash	691	218
Total cash, cash equivalent, restricted cash and restricted cash equivalents	4,827,835	4,105,267
Right-of-use asset	¥ 10,748	¥ 17,508